Taxes (Tables)	12 Months Ended
Aug. 31, 2021
Schedule of Income Tax Provision

	2021	2020	2019
Combined basic Canadian federal and provincial statutory income tax rates including surtaxes	26.50%	26.50%	26.50%

Statutory income tax rates applied to accounting income	$(1,400)	$(3,218)	$(6,114)

Increase (decrease) in provision for income taxes:
Foreign tax rates different from statutory rate	-	(60)	(619)
Permanent differences and other items	(762)	541	(817)
Benefit of tax losses not recognized	2,162	2,737	7,550
Provision for income taxes	$-	$-	$-

Schedule of Deferred Tax Assets and Liabilities

Deferred Income Tax Liabilities	Mineral properties	Debt issuance cost	Total

At August 31, 2019	$(8,014)	$(217)	$(8,231)
Charged to the consolidated statement of comprehensive loss	(1,935)	(133)	(2,068)

At August 31, 2020	$(9,949)	$(350)	$(10,299)
Charged to the consolidated statement of comprehensive loss	(2,474)	350	(2,124)
At August 31, 2021	$(12,423)	$-	$(12,423)

Deferred Income Tax Assets	Non-capital losses	Non-capital losses	Total

At August 31, 2019	$8,014	$217	$8,231
Charged to the consolidated statement of comprehensive loss	1,935	133	2,068
At August 31, 2020	$9,949	$350	$10,299
Charged to the consolidated statement of comprehensive loss	2,474	(350)	2,124
At August 31, 2021	$12,423	$-	$12,423

Net deferred tax assets (liabilities)	$-	$-	$-

Schedule of temporary difference, unused tax losses and unused tax credits

	August 31, 2021	August 31, 2020

Non-capital losses	$87,242	$70,583
Property, plant and equipment	110	184
Capital losses	1	1
Financing costs	2,217	-
	$89,570	$70,768

Schedule of Net Operation Losses

2026	$1,356
2027	1,100
2028	1,198
2029	1,559
2030	1,131
2031	1,885
2032	1,978
2033	1,864
2034	1,740
2035	1,572
2036	1,625
2037	2,272
2038	2,960
2039	2,309
2040	5,819
2041	728
Non Capital Losses	$31,096